Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease	12 Months Ended
Dec. 31, 2017
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

6. Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

        The movements in tangible fixed assets and vessels under construction are reported in the following table:

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2016	3,619,255	12,315	3,631,570	178,405	—
Additions	5,717	2,260	7,977	742,998	714
Sale and leaseback (Note 7)	(234,650)	—	(234,650)	—	227,809
Transfer from vessels under construction	825,047	—	825,047	(825,047)	—
Fully amortized fixed assets	(2,520)	(74)	(2,594)	—	—

As of December 31, 2016	4,212,849	14,501	4,227,350	96,356	228,523

Additions	7,517	5,514	13,031	70,299	—
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	4,217,866	19,224	4,237,090	166,655	228,523

Accumulated depreciation
As of January 1, 2016	228,531	2,769	231,300	—	—
Depreciation	115,790	648	116,438	—	6,519
Sale and leaseback (Note 7)	(6,841)	—	(6,841)	—	—
Fully amortized fixed assets	(2,520)	(74)	(2,594)	—	—

As of December 31, 2016	334,960	3,343	338,303	—	6,519

Depreciation	128,355	1,157	129,512	—	7,675
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	460,815	3,709	464,524	—	14,194

Net book value
As of December 31, 2016	3,877,889	11,158	3,889,047	96,356	222,004

As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

        Vessels with an aggregate carrying amount of $3,757,051 as of December 31, 2017 (December 31, 2016: $3,877,889) have been pledged as collateral under the terms of the Group's loan agreements (Note 13).

        On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Refer to Note 7.

Vessels under construction

        In January 2013, GAS-eleven Ltd. and GAS-twelve Ltd. entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. ("Samsung") for the construction of two LNG carriers (174,000 cbm each). The first vessel, the GasLog Greece, was delivered on March 29, 2016, while the second vessel, the GasLog Glasgow, was delivered on June 30, 2016.

        In August 2013, GAS-thirteen Ltd. and GAS-fourteen Ltd. entered into shipbuilding contracts with Samsung for the construction of two LNG carriers (174,000 cbm each). The first vessel, the GasLog Geneva, was delivered on September 30, 2016, while the second vessel, the GasLog Gibraltar, was delivered on October 31, 2016.

        In May 2014, GAS-twenty two Ltd. and GAS-twenty three Ltd. entered into shipbuilding contracts with Samsung for the construction of two LNG carriers (174,000 cbm each). The vessels are expected to be delivered in the first quarter of 2018 and 2019, respectively.

        In June 2014, GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into shipbuilding contracts with Hyundai Heavy Industries Co., Ltd. ("Hyundai") for the construction of two LNG carriers (174,000 cbm each). The first vessel, the GasLog Houston was delivered on January 8, 2018, while the second vessel, the GasLog Hong Kong, is expected to be delivered in March 2018.

        In September 2016, GAS-twenty nine Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the third quarter of 2019.

        On March 21, 2017, GasLog entered into a Heads of Agreement ("HOA") with Samsung for the potential conversion of an existing vessel of the Group. As of December 31, 2017, $3,400 of the cost was paid, in accordance with the payment terms.

        On July 10, 2017, GasLog entered into an agreement with Keppel Shipyard Limited ("Keppel") for the detailed engineering in relation to an FSRU conversion of one vessel. As of December 31, 2017, $4,035 of the cost was paid, in accordance with the payment terms.

        Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2017, the Group has paid to the shipyard $153,116 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel's keel laying, launching and delivery (Note 22(b)).

        The vessels under construction costs as of December 31, 2016 and 2017 are comprised of:

	As of December 31,
	2016	2017
Progress shipyard installments	91,375	153,116
Onsite supervision costs	4,915	10,570
Critical spare parts, equipment and other vessel delivery expenses	66	2,969

Total	96,356	166,655